Income tax and social contribution (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax and social contribution
Income before income tax and social contribution		R$ (128,034)	R$ (54,763)	R$ (332,812)
Basic rate		34.00%	34.00%	34.00%
Income tax and social contribution		R$ 43,532	R$ 18,619	R$ 113,156
Tax Incentives - “Lei do Bem 11.196/05”		4,493	16,616	5,000
Tax loss carryforward not recorded from subsidiaries		(5,483)	(7,384)	(1,823)
IPO Bonus		0	0	(1,345)
Goodwill impairment		0	0	(13,427)
Write-off of deferred tax assets	[1]	(39,439)	(19,048)	0
Profits of subsidiaries abroad		(7,203)	(8,328)	(5,442)
Difference in tax rate in the subsidiary		(2,094)	(2,145)	(1,835)
Others		(20,430)	(4,338)	(4,497)
Total Income Tax and Social Contribution		R$ (26,624)	R$ (6,008)	R$ 89,787
Effective rate		(20.79%)	(10.97%)	26.98%

[1]	Write off of deferred tax assets based on Company`s estimate of recoverability in the near future.